Statement of Changes in Net Assets Available for Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Company contributions	$ 150,091
Participant deposits	231,704
Rollovers	69,491
Total Contributions	451,286
Investment income
Dividends and interest	114,262
Net appreciation in fair value of investments	1,092,765
Net Investment Income	1,207,027
Interest income on notes receivable from participants	6,221
Other additions	874
Total Net Additions	1,665,408
Deductions
Benefit payments	904,866
Administrative expenses	3,665
Total Deductions	908,531
Net Increase	756,877
Net Assets Available for Benefits
Beginning of Year	7,706,154
End of Year	$ 8,463,031